Schedule of other information related to leases (Details)	Dec. 31, 2024	Dec. 31, 2023
Operating lease, weighted average remaining lease term	16 years 6 months
Operating lease, weighted average discount rate, percent	8.60%
Seamless Group Inc [Member]
Operating lease, weighted average remaining lease term		10 months 15 days
Operating lease, weighted average discount rate, percent		8.60%